UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2003

Check here if Amendment [  ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [  ] adds new holdings
                                           entries. (adds cover page)

Institutional Investment Manager Filing this Report:

Name:     Lend Lease Rosen Real Estate Securities LLC
Address:  1995 University Ave., Suite 550
          Berkeley, CA  94704

File 13F File Number: 28-7246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael A. Torres
Title:  Chief Executive Officer
Phone:  510-849-8360

Signature, Place, and Date of Signing:

     Michael A. Torres    Berkeley, CA  November 13, 2003

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  1

Form 13F Information Table Entry Total: 139

Form 13F Information Table Value Total: 2,602,426

List of Other Included Managers:

 No. Form 13F File Number  Name

 1   No 13F filed          Lend Lease Rosen Real Estate Investments, Inc.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB Property Corp.             COM              00163T109    93419 3032094.00SH      SOLE               1649745.00        1382349.00
                                                              1133 36770.00 SH       DEFINED 01           36770.00
Alexandria Real Estate Equitie COM              015271109      943 19641.00 SH       SOLE                 19606.00             35.00
                                                               390  8110.00 SH       DEFINED 01            8110.00
American Financial Realty Trus COM              02607P305     5850 414900.00SH       SOLE                204000.00         210900.00
                                                                99  7000.00 SH       DEFINED 01            7000.00
Apartment Investment & Managem COM              03748R101      797 20260.00 SH       SOLE                 20260.00
                                                               787 19990.00 SH       DEFINED 01           19990.00
Archstone-Smith Trust          COM              039583109    50918 1930175.00SH      SOLE               1092529.00         837646.00
                                                              1160 43970.00 SH       DEFINED 01           43970.00
Arden Realty Trust             COM              039793104    81752 2928090.00SH      SOLE               1619544.00        1308546.00
                                                               676 24220.00 SH       DEFINED 01           24220.00
AvalonBay Communities, Inc.    COM              053484101   107503 2297066.00SH      SOLE               1288638.00        1008428.00
                                                              1156 24700.00 SH       DEFINED 01           24700.00
BRE Properties, Inc.           COM              05564E106    31928 968114.00SH       SOLE                434675.00         533439.00
                                                               413 12510.00 SH       DEFINED 01           12510.00
Boston Properties, Inc.        COM              101121101    63654 1464315.00SH      SOLE                705235.00         759080.00
                                                              1204 27700.00 SH       DEFINED 01           27700.00
Brandywine Realty Trust        COM              105368203    14027 546008.00SH       SOLE                308765.00         237243.00
                                                               196  7640.00 SH       DEFINED 01            7640.00
CBL & Associates Properties, I COM              124830100      418  8377.00 SH       SOLE                  8377.00
                                                               388  7770.00 SH       DEFINED 01            7770.00
Camden Property Trust          COM              133131102    60271 1568324.00SH      SOLE                946269.00         622055.00
                                                               576 14980.00 SH       DEFINED 01           14980.00
Capital Trust-CL A             COM              14052H506     6735 340000.00SH       SOLE                340000.00
CarrAmerica Realty Corp.       COM              144418100    20325 680919.00SH       SOLE                384465.00         296454.00
                                                               738 24740.00 SH       DEFINED 01           24740.00
Catellus Development Corporati COM              149111106    90427 3698426.00SH      SOLE               2146270.00        1552156.00
CenterPoint Properties Corp.   COM              151895109      427  6271.00 SH       SOLE                  6271.00
                                                               409  6010.00 SH       DEFINED 01            6010.00
Chelsea Property Group Inc.    COM              163421100    57787 1206400.00SH      SOLE                736800.00         469600.00
Colonial Properties Trust      COM              195872106      251  6963.00 SH       SOLE                  6963.00
                                                               237  6590.00 SH       DEFINED 01            6590.00
Corporate Office Properties    COM              22002T108    17914 967800.00SH       SOLE                532200.00         435600.00
                                                                94  5100.00 SH       DEFINED 01            5100.00
Cousins Properties, Inc.       COM              222795106      203  7323.00 SH       SOLE                  7323.00
                                                               191  6870.00 SH       DEFINED 01            6870.00
Crescent Real Estate Equities, COM              225756105      314 21658.00 SH       SOLE                 21658.00
                                                               294 20300.00 SH       DEFINED 01           20300.00
Developers Diversified Realty  COM              251591103      424 14200.00 SH       SOLE                 14200.00
                                                               373 12490.00 SH       DEFINED 01           12490.00
Duke Realty Corporation        COM              264411505      422 14460.00 SH       SOLE                 14460.00
                                                               399 13680.00 SH       DEFINED 01           13680.00
Equity Office Properties Trust COM              294741103    73002 2651717.00SH      SOLE               1620495.00        1031222.00
                                                               677 24609.00 SH       DEFINED 01           24609.00
Equity Residential             COM              29476L107   131734 4499116.00SH      SOLE               2843804.00        1655312.00
                                                              2058 70270.00 SH       DEFINED 01           70270.00
Essex Property Trust, Inc.     COM              297178105    83706 1334814.00SH      SOLE                629849.00         704965.00
                                                               825 13160.00 SH       DEFINED 01           13160.00
Federal Realty Investment Trus COM              313747206    37706 1022954.00SH      SOLE                363993.00         658961.00
                                                               831 22540.00 SH       DEFINED 01           22540.00
Gables Residential Trust       COM              362418105      210  6483.00 SH       SOLE                  6483.00
                                                               198  6120.00 SH       DEFINED 01            6120.00
General Growth Properties      COM              370021107    70638 985189.00SH       SOLE                471043.00         514146.00
                                                              1389 19370.00 SH       DEFINED 01           19370.00
Glenborough Realty Trust       COM              37803P105      145  7696.00 SH       SOLE                  7696.00
                                                               133  7040.00 SH       DEFINED 01            7040.00
Home Properties of New York, I COM              437306103    67845 1730748.00SH      SOLE                802563.00         928185.00
                                                               840 21430.00 SH       DEFINED 01           21430.00
Kilroy Realty                  COM              49427F108      103  3620.00 SH       SOLE                  3620.00
                                                                97  3390.00 SH       DEFINED 01            3390.00
Kimco Realty Corp.             COM              49446R109      415 10118.00 SH       SOLE                 10118.00
                                                               386  9420.00 SH       DEFINED 01            9420.00
Liberty Property Trust         COM              531172104    81190 2195513.00SH      SOLE               1416202.00         779311.00
                                                               906 24490.00 SH       DEFINED 01           24490.00
Macerich Company               COM              554382101   155221 4111824.00SH      SOLE               2307330.00        1804494.00
                                                              1476 39090.00 SH       DEFINED 01           39090.00
Mack-Cali Realty Corporation   COM              554489104      326  8321.00 SH       SOLE                  8321.00
                                                               298  7590.00 SH       DEFINED 01            7590.00
Maguire Properties Inc.        COM              559775101    28778 1403809.00SH      SOLE                788642.00         615167.00
                                                               455 22200.00 SH       DEFINED 01           22200.00
New Plan Excel Realty          COM              648053106      320 13746.00 SH       SOLE                 13746.00
                                                               292 12550.00 SH       DEFINED 01           12550.00
PS Business Pks Inc. CA Com    COM              69360J107     3961 104947.00SH       SOLE                104947.00
                                                               174  4610.00 SH       DEFINED 01            4610.00
Pan Pacific Retail Properties, COM              69806L104   149172 3469124.00SH      SOLE               1924392.00        1544732.00
                                                              1364 31710.00 SH       DEFINED 01           31710.00
Prentiss Property Trust        COM              740706106    28119 907058.00SH       SOLE                588084.00         318974.00
                                                               296  9560.00 SH       DEFINED 01            9560.00
ProLogis                       COM              743410102   118122 3904872.00SH      SOLE               2143296.00        1761576.00
                                                              1994 65910.00 SH       DEFINED 01           65910.00
Regency Centers Corp           COM              758849103    38636 1048466.00SH      SOLE                411308.00         637158.00
                                                               793 21530.00 SH       DEFINED 01           21530.00
SL Green Realty Corp           COM              78440X101    72144 1997893.00SH      SOLE               1229946.00         767947.00
                                                               558 15440.00 SH       DEFINED 01           15440.00
Shurgard Storage Centers, Inc. COM              82567D104    10887 308400.00SH       SOLE                                  308400.00
Simon Property Group, Inc.     COM              828806109   204289 4687673.00SH      SOLE               2632673.00        2055000.00
                                                              3024 69390.00 SH       DEFINED 01           69390.00
Streettracks Wilshire Reit I   COM              86330E604      732  5300.00 SH       SOLE                  5300.00
Taubman Centers, Inc.          COM              876664103    36387 1856466.00SH      SOLE               1037893.00         818573.00
                                                               476 24300.00 SH       DEFINED 01           24300.00
The Rouse Company              COM              779273101      499 11968.00 SH       SOLE                 11968.00
                                                               489 11720.00 SH       DEFINED 01           11720.00
United Dominion Realty Trust   COM              910197102    88433 4829756.00SH      SOLE               2575849.00        2253907.00
                                                              1230 67200.00 SH       DEFINED 01           67200.00
Ventas, Inc.                   COM              92276F100     2051 119800.00SH       SOLE                119800.00
Vornado Realty Trust           COM              929042109   142769 2971883.00SH      SOLE               1891789.00        1080094.00
                                                              2076 43210.00 SH       DEFINED 01           43210.00
Washington Real Estate Investm COM              939653101      206  7118.00 SH       SOLE                  7118.00
                                                               204  7040.00 SH       DEFINED 01            7040.00
Weingarten Realty Investors    COM              948741103      417  9271.00 SH       SOLE                  9271.00
                                                               390  8665.00 SH       DEFINED 01            8665.00
ALEXANDRIA RE Eq., Inc. PFD SE PFD              015271208     5270 200000.00SH       SOLE                                  200000.00
AMLI Residential PPTYS PFD SER PFD                           20000 800000.00SH       SOLE                                  800000.00
AVALONBAY COMMUN PFD SER H 8.7 PFD              053484705     1315 45500.00 SH       SOLE                                   45500.00
BRE PROPERTIES PFD SER B 8.08% PFD              05564E403     6842 253400.00SH       SOLE                                  253400.00
CARRAMERICA RLTY PFD SER B 8.5 PFD              144418209      960 38027.00 SH       SOLE                                   38027.00
CARRAMERICA RLTY PFD SER C 8.5 PFD              144418407     3556 141000.00SH       SOLE                                  141000.00
CARRAMERICA RLTY PFD SER D 8.4 PFD              144418506      398 15800.00 SH       SOLE                                   15800.00
CARRAMERICA RLTY PFD SER E 7.5 PFD              144418704     5060 200000.00SH       SOLE                                  200000.00
CBL & ASSOCIATES PPTYS PFD SER PFD              124830308    10820 200000.00SH       SOLE                                  200000.00
CBL & ASSOCIATES PROP SER C 7. PFD              124830506     1221 47500.00 SH       SOLE                 47500.00
                                                               748 29100.00 SH       DEFINED 01           29100.00
DEVELOPERS DIVERS RLTY PFD SER PFD              251591830     7395 281700.00SH       SOLE                 11700.00         270000.00
                                                               409 15600.00 SH       DEFINED 01           15600.00
DEVELOPERS DIVERS RLTY PFD SER PFD              251591822     7470 300000.00SH       SOLE                                  300000.00
DUKE REALTY CORP PFD SER B 7.9 PFD              264411885     5443 101500.00SH       SOLE                                  101500.00
EQUITY OFFICE PPTYS PFD SER C  PFD              294741608     5551 218700.00SH       SOLE                                  218700.00
EQUITY OFFICE PPTYS PFD SER G  PFD              294741871    13075 489700.00SH       SOLE                 42900.00         446800.00
                                                              1447 54200.00 SH       DEFINED 01           54200.00
EQUITY RESIDENTIAL PPTYS PFD S PFD              29476L305     5442 199940.00SH       SOLE                                  199940.00
EQUITY RESIDENTIAL PPTYS PFD S PFD              29476L503     1308 47400.00 SH       SOLE                                   47400.00
ESSEX PROPERTY TRUST PFD SER F PFD              297178204    24865 999580.00SH       SOLE                270765.00         728815.00
FEDERAL REALTY PFD SER B 8.5%  PFD              313747503     8489 314399.00SH       SOLE                                  314399.00
Home PPTYS of NY, Inc PFD Ser  PFD                           32665 250000.00SH       SOLE                                  250000.00
LEXINGTON CORP PROP PFD Ser B  PFD              529043200      339 12900.00 SH       SOLE                 12900.00
                                                               451 17200.00 SH       DEFINED 01           17200.00
MACK-CALI REALTY CORP PFD SER  PFD              554489302     2500 100000.00SH       SOLE                                  100000.00
MILLS CORP PFD SER C 9%        PFD              601148307      190  7100.00 SH       SOLE                  7100.00
                                                               240  9000.00 SH       DEFINED 01            9000.00
NEW PLAN EXCEL REALTY PFD E 7. PFD              648053809     5546 209300.00SH       SOLE                  9300.00         200000.00
                                                               331 12500.00 SH       DEFINED 01           12500.00
PROLOGIS TRUST PFD SER C 8.54% PFD              743410409    11008 186580.00SH       SOLE                                  186580.00
PROLOGIS TRUST PFD SER D 7.92% PFD              743410508     7141 282800.00SH       SOLE                                  282800.00
SIMON PPTYS PFD SER F 8.75%    PFD              828806604     6895 256122.00SH       SOLE                                  256122.00
SIMON PPTYS PFD SER G 7.89%    PFD              828806505    14882 280800.00SH       SOLE                                  280800.00
TAUBMAN CENTERS PFD SER A 8.3% PFD              876664202     1327 52700.00 SH       SOLE                                   52700.00
VORNADO REALTY TRUST PFD Ser B PFD              929042307     4662 180700.00SH       SOLE                                  180700.00
VORNADO REALTY TRUST PFD Ser C PFD              929042406     7449 289400.00SH       SOLE                                  289400.00
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